CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 378,358	$ 58,452	¥ 404,652
Accounts receivable and contract assets, net of allowance for credit losses of RMB215 as of both February 29, 2020 and February 28, 2021	360	56	1,261
Other receivables, deposits and other assets, net of allowance for credit losses of RMB5,052 as of both February 29, 2020 and February 28, 2021	10,566	1,632	18,484
Short-term investment	31,000	4,789	10,000
Long-term investments under fair value - current	96,558	14,917	181,821
Total current assets	516,842	79,846	616,218
Restricted cash	10,855	1,677	37,703
Property and equipment, net	15,804	2,442	19,749
Operating lease right-of-use assets	150,696	23,281	190,074
Intangible assets, net	7,118	1,100	8,765
Goodwill	36,967	5,711	35,163
Deferred tax assets	16,253	2,511	13,445
Equity method investments	36,784	5,683	1,295
Long-term investment under fair value - non-current	163,303	25,228	104,414
Other non-current assets	12,571	1,941	10,790
Total non-current assets	450,351	69,574	421,398
TOTAL ASSETS	967,193	149,420	1,037,616
Current liabilities
Amounts due to related parties (including amounts due to related parties of the consolidated VIE and VIE's subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB1,323 and RMB1,495 as of February 29, 2020 and February 28, 2021, respectively)	1,495	231	1,323
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE and VIE's subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB69,797 and RMB82,736 as of February 29, 2020 and February 28, 2021, respectively)	86,947	13,432	75,118
Operating lease liabilities - current (including operating lease liabilities - current of the consolidated VIE and VIE's subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB49,221 and RMB52,290 as of February 29, 2020 and February 28, 2021, respectively)	52,674	8,137	51,842
Income tax payable (including income tax payable of the consolidated VIE and VIE's subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB10,066 and RMB8,316 as of February 29, 2020 and February 28, 2021, respectively)	10,630	1,642	12,789
Deferred revenue (including deferred revenue of the consolidated VIE and VIE's subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB71,946 and RMB75,242 as of February 29, 2020 and February 28, 2021, respectively)	75,242	11,625	71,946
Total current liabilities	226,988	35,067	213,018
Non-current liabilities
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and VIE's subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB2,136 and RMB1,673 as of February 29, 2020 and February 28, 2021, respectively)	1,673	258	2,136
Operating lease liabilities - non-current (including operating lease liabilities - non-current of the consolidated VIE and VIE's subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB135,867 and RMB78,828 as of February 29, 2020 and February 28, 2021, respectively)	92,144	14,236	147,510
Total non-current liabilities	93,817	14,494	149,646
TOTAL LIABILITIES	320,805	49,561	362,664
Commitments and contingencies
EQUITY
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 23,131,195 shares issued and outstanding as of both February 29, 2020 and February 28, 2021)	15	2	15
Additional paid-in capital	768,150	118,670	742,637
Treasury shares (970,788 shares as of both February 29, 2020 and February 28, 2021)	(27,899)	(4,310)	(27,899)
Accumulated deficit	(138,290)	(21,364)	(110,094)
Accumulated other comprehensive income (loss)	(13,289)	(2,053)	26,091
Shareholders’ equity	588,687	90,945	630,750
Non-controlling interests	57,701	8,914	44,202
Total equity	646,388	99,859	674,952
TOTAL LIABILITIES AND EQUITY	¥ 967,193	$ 149,420	¥ 1,037,616